Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total revenue	$ 479,688	$ 434,094	$ 260,892
In-game purchases
Disclosure of products and services [line items]
Total revenue	459,660	406,594	245,833
Advertising
Disclosure of products and services [line items]
Total revenue	$ 20,028	$ 27,500	$ 15,059